Loans, Financing and Debentures (Tables)	12 Months Ended
Jun. 30, 2025
Loans, Financing and Debentures [Abstract]
Schedule of Loans, Financing and Debentures
		Annual interest rates and charges - %
	Index	2025	2024	2025	2024
Agricultural cost	Fixed rate + CDI	8% to 15%	7% to 15%	197,647	104,211
Agricultural costs (USD)	Fixed rate	3% to 7%	3% to 8%	122,883	16,450
Agricultural cost (PYG)	Fixed rate	11%	11% a 12%	12,364	16,458
Investment and Expansion	Fixed rate	3% to 10%	8% to 10%	50,283	29,664
Working capital (USD)	Fixed rate	—	3% to 8%	—	25,739
Machinery financing	Fixed rate	9% to 12%	3% to 13%	4,509	3,060
New sugarcane	Fixed rate	6%	6%	14,001	21,291
Debentures	Fixed rate + IPCA	5% to 12%	5% to 12%	489,564	472,765
(-) Transaction cost				(5,732)	(7,700)
				885,519	681,938

Current				355,841	177,311
Non-current				529,678	504,627

Schedule of Maturities of Short- and Long-Term Loans

Maturities of current and non-current loans, financing and debentures are as follows:

	2025	2024
1 year	355,841	177,311
2 years	214,531	36,873
3 years	198,023	152,755
4 years	36,177	188,003
5 years	36,177	42,097
Above 5 years	44,770	84,899
	885,519	681,938

Schedule of Changes in Loans and Financing

Changes in loans and financing during the year ended June 30, 2025 and 2024 are as follows:

	2024	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Business combination (Note 2.3)	Foreign exchange variation	2025
Agricultural cost	104,211	254,045	(159,720)	(16,449)	15,560	—	—	197,647
Agricultural costs (USD)	16,450	166,752	(77,116)	(5,032)	6,705	21,581	(6,457)	122,883
Agricultural costs (PYG)	16,458	3,709	(7,324)	(1,484)	1,556	—	(551)	12,364
Financing for Investment and Expansion	29,664	19,095	(1,045)	(922)	3,491	—	—	50,283
Working capital	—	—	(82)	(7)	—	89	—	—
Working capital (USD)	25,739	—	(25,286)	(1,496)	840	—	203	—
Financing of machinery	3,060	—	(7,656)	(759)	565	9,431	(132)	4,509
Financing of sugarcane	21,291	—	(6,200)	(2,056)	966	—	—	14,001
Debentures	472,765	—	—	(35,681)	52,480	—	—	489,564
(-) Transaction cost	(7,700)	—	—	—	1,968	—	—	(5,732)
At June 30, 2025	681,938	443,601	(284,429)	(63,886)	84,131	31,101	(6,937)	885,519
	2023	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2024
Agricultural cost financing	149,404	188,094	(231,140)	(19,806)	17,659	—	104,211
Agricultural cost financing abroad	24,156	19,183	(14,836)	(2,283)	1,975	4,713	32,908
Bahia project financing	28,734	—	(1,045)	(84)	2,059	—	29,664
Working Capital Financing	24,771	4,976	(7,755)	(2,374)	2,326	3,795	25,739
Financing of working capital (USD)	2,808	—	—	—	252	—	3,060
Sugarcane Financing	28,281	75,000	(81,907)	(1,823)	1,740	—	21,291
Debentures	301,767	165,000	(14,250)	(17,503)	37,751	—	472,765
Transaction costs	(5,283)	(4,196)	—	—	1,779	—	(7,700)
	554,638	448,057	(350,933)	(43,873)	65,541	8,508	681,938